Document And Entity Information	May 04, 2023
Document Information [Line Items]
Entity, Registrant Name	Super League Gaming, Inc.
Document, Type	8-K/A
Document, Period End Date	May 04, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38819
Entity, Tax Identification Number	47-1990734
Entity, Address, Address Line One	2912 Colorado Avenue, Suite #203
Entity, Address, City or Town	Santa Monica
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90404
City Area Code	213
Local Phone Number	421-1920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Title of 12(b) Security	Common Stock
Trading Symbol	SLGG
Security Exchange Name	NASDAQ
Current Fiscal Year End Date	--12-31
Amendment Description	Form 8-K/A Amendment No. 1 date of report 05-04-23
Amendment Flag	true
Entity, Central Index Key	0001621672